Annual Total Returns [BarChart] - Natixis Sustainable Future 2030 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(4.44%)
Annual Return 2019	20.99%
Annual Return 2020	15.32%